Derivative Financial Instruments - Additional Information (Detail) (JPY ¥)	Mar. 31, 2014	Mar. 31, 2013
Derivative [Line Items]
Cash collateral provided and not offset against derivative positions and included in Other assets	¥ 466,420,000,000	¥ 742,307,000,000
Cash collateral accepted and not offset against derivative positions and included in Other liabilities	432,820,000,000	503,101,000,000
Aggregate fair value of derivative instruments with credit-risk-related contingent features in liability positions	687,000,000,000	1,022,000,000,000
Collateral provided to counterparties in normal course of business	614,000,000,000	1,029,000,000,000
Amount immediately required to settle if credit-risk-related contingent features were triggered	¥ 73,000,000,000	¥ 0